Intangible Assets and Goodwill - Summary of Goodwill has been Allocated to Acquired Subsidiaries Level (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020	Mar. 31, 2019	Jan. 31, 2017
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	$ 720,907		$ 721,990	$ 1,068,876
Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	619,874	$ 607,248	$ 607,248	$ 936,698	$ 950,204
Goodwill [Member] | ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill		447,712			802,181
Goodwill [Member] | ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	136,786	141,737			$ 148,023
Goodwill [Member] | Other Units Without Significant Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	9,401	$ 17,799
Goodwill [Member] | Air Ticketing [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	248,660
Goodwill [Member] | Hotels and Packages [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	$ 225,027